CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 April 13, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      First Trust Variable Insurance Trust


 Ladies and Gentlemen:

      On behalf of First Trust Variable Insurance Trust (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 2 and Amendment No. 2 to the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to First Trust/Dow Jones Dividend & Income Allocation Portfolio, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           ---------------------------------
                                           Morrison C. Warren

Enclosures